Pension Schemes - Schedule of Defined Benefit and Defined Contribution Schemes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Abstract]
Defined benefit pension expense (net of settlement and past service credits in 2018)	£ 47	£ 4	£ 36
Defined contribution pension expense	95	91	75
Total	£ 142	£ 95	£ 111